Average Annual Total Returns - LVIP SSGA Moderately Aggressive Index Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 years	Moderately Aggressive Index Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Moderately Aggressive Index Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		Moderately Aggressive Index Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	14.28%	9.73%	7.42%	13.99%	9.46%	7.16%	18.40%	15.22%	13.88%	14.40%	[1]	10.23%	[1]	8.09%	[1]

[1]	The Moderately Aggressive Index Allocation Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 26% S&P 500® Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 22% MSCI EAFE® NR Index, 10% MSCI Emerging Markets NR Index, 7% S&P MidCap 400® Index, 5% Russell 2000® Index, and 5% Bloomberg Barclays U.S. TIPS Index. The Moderately Aggressive Index Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.